BIOLOGICAL ASSETS - Measurement of the premises adopted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 ha m / ha R$ / m³	Dec. 31, 2021 ha R$ / m³ m / ha
BIOLOGICAL ASSETS
Planted useful area (hectare)	994,314	1,060,806
Average annual growth (IMA) - m3/hectare /year | m / ha	36.08	37.58
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	79.24	76.38
Discount rate - %	9.20%	8.90%
Mature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	133,631	138,739
Immature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	860,683	922,067